Capital disclosures (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 15, 2025 USD ($)	Dec. 19, 2024 CAD ($)
Capital disclosures
Authorised shelf offering amount				$ 150,000,000
Aggregate gross proceeds		$ 16,884,659	$ 23,011,788
Cash placement fees paid		892,783	1,630,342
ATM Program
Capital disclosures
Maximum amount of shares to be sold					$ 30,000,000
Number of shares issued and sold | shares	949,700
Weighted average price | $ / shares	$ 2.92
Aggregate gross proceeds	$ 2,774,227
Cash placement fees paid	55,485
Aggregate net proceeds	$ 2,718,742
Professional fees incurred		$ 665,162	$ 410,257